Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Series Investment Grade Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Series Investment Grade Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Series Investment Grade Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Series Investment Grade Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series Investment Grade Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Investment Grade Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Investment Grade Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Investment Grade Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Investment Grade Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Investment Grade Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Investment Grade Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Fidelity Series Investment Grade Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Series Investment Grade Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Investment Grade Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Series Investment Grade Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Series Investment Grade Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Investment Grade Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Investment Grade Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Investment Grade Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Investment Grade Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.10%
Fidelity Series Investment Grade Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Investment Grade Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Investment Grade Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Investment Grade Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Investment Grade Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Investment Grade Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Investment Grade Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Investment Grade Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Investment Grade Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Investment Grade Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Fidelity Series Investment Grade Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Series Investment Grade Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Series Investment Grade Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Series Investment Grade Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Series Investment Grade Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Investment Grade Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Investment Grade Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Corporate Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Corporate Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Corporate Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Corporate Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Corporate Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Corporate Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Corporate Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Corporate Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Corporate Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Corporate Bond Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Corporate Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Corporate Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Corporate Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	84.40%
Fidelity Advisor Corporate Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class M | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Corporate Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Corporate Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Corporate Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Corporate Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Corporate Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Corporate Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Corporate Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Corporate Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Corporate Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Corporate Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Corporate Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Corporate Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Corporate Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Corporate Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Corporate Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Corporate Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Corporate Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Corporate Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Corporate Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Corporate Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Corporate Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Corporate Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Corporate Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Corporate Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Corporate Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Corporate Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Corporate Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Corporate Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Corporate Bond Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Corporate Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Corporate Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	84.40%
Fidelity Corporate Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Corporate Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Corporate Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Corporate Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Corporate Bond Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Corporate Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Series Short-Term Credit Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Series Short-Term Credit Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Short-Term Credit Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Short-Term Credit Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Short-Term Credit Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Short-Term Credit Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Short-Term Credit Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Short-Term Credit Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Short-Term Credit Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Short-Term Credit Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Short-Term Credit Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Series Short-Term Credit Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Series Short-Term Credit Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Short-Term Credit Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Series Short-Term Credit Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Series Short-Term Credit Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Short-Term Credit Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Short-Term Credit Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Short-Term Credit Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Short-Term Credit Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	75.90%
Fidelity Series Short-Term Credit Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Series Short-Term Credit Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Short-Term Credit Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Short-Term Credit Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Series Short-Term Credit Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Short-Term Credit Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Short-Term Credit Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Short-Term Credit Fund | GrandCaymanUkOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Short-Term Credit Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Short-Term Credit Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Series Short-Term Credit Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Fidelity Series Short-Term Credit Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Short-Term Credit Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Series Short-Term Credit Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Short-Term Credit Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Short-Term Credit Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Corporate Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Corporate Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Corporate Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Corporate Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Corporate Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Corporate Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Corporate Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Corporate Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Corporate Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Corporate Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Corporate Bond Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Corporate Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Corporate Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Corporate Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	84.40%
Fidelity Advisor Corporate Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class A | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Corporate Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Corporate Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Corporate Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Corporate Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Corporate Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Corporate Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Corporate Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Corporate Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Corporate Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Corporate Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Corporate Bond Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Corporate Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Corporate Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Corporate Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	84.40%
Fidelity Advisor Corporate Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class C | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity U.S. Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Fidelity U.S. Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity U.S. Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity U.S. Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity U.S. Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity U.S. Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity U.S. Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity U.S. Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity U.S. Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity U.S. Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Fidelity U.S. Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity U.S. Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity U.S. Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity U.S. Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity U.S. Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity U.S. Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity U.S. Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Fidelity U.S. Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity U.S. Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity U.S. Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity U.S. Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity U.S. Bond Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity U.S. Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Fidelity U.S. Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity U.S. Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity U.S. Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity U.S. Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity U.S. Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity U.S. Bond Index Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity U.S. Bond Index Fund | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity U.S. Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex U.S. Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Flex U.S. Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Flex U.S. Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Flex U.S. Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Flex U.S. Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Flex U.S. Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Flex U.S. Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex U.S. Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex U.S. Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex U.S. Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex U.S. Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Fidelity Flex U.S. Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Flex U.S. Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex U.S. Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Flex U.S. Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Flex U.S. Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex U.S. Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex U.S. Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Flex U.S. Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex U.S. Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex U.S. Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex U.S. Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex U.S. Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex U.S. Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex U.S. Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex U.S. Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex U.S. Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex U.S. Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Flex U.S. Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Flex U.S. Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Flex U.S. Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex U.S. Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex U.S. Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex U.S. Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Flex U.S. Bond Index Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex U.S. Bond Index Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex U.S. Bond Index Fund | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex U.S. Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Series Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Series Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Series Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Series Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	70.50%
Fidelity Series Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Series Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Series Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Fidelity Series Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Fidelity Series Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Series Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Series Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Bond Index Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Bond Index Fund | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.40%
Fidelity Series Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Series Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Series Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Series Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Series Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Series Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Advisor Corporate Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Corporate Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Corporate Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Corporate Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Corporate Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Corporate Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Corporate Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Corporate Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Corporate Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Corporate Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Corporate Bond Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Corporate Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Corporate Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class Z | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Corporate Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	84.40%
Fidelity Advisor Corporate Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class Z | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Corporate Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Corporate Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Corporate Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Advisor Corporate Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Corporate Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Corporate Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Corporate Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Corporate Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Corporate Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Corporate Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Corporate Bond Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Corporate Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Corporate Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Corporate Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Corporate Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Corporate Bond Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Corporate Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Corporate Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	84.40%
Fidelity Advisor Corporate Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class I | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%